Cover	Dec. 14, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends parts (a) and (b) of Item 9.01 of the Current Report on Form 8-K filed by the Company on December 14, 2020. Except as described below, all other information in the Company’s Current Report on Form 8-K filed on December 14, 2020 remains unchanged.
Document Period End Date	Dec. 14, 2020
Entity File Number	001-38399
Entity Registrant Name	AdaptHealth Corp.
Entity Central Index Key	0001725255
Entity Tax Identification Number	82-3677704
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	220 West Germantown Pike
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Plymouth Meeting
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19462
City Area Code	610
Local Phone Number	630-6357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AHCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false